Selected Financial Data - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Quarterly Financial Information Disclosure [Abstract]
Reclassification between research and development and general and administrative expenses	$ 1.3	$ 1.3